Long-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-term debt
Long-term debt	€ 7,698,334	€ 7,864,796
Less current portion	(701,222)	(694,062)
Long-term debt, less current portion	6,997,112	7,170,734
Schuldschein loans
Long-term debt
Long-term debt	224,645	224,612
Bonds
Long-term debt
Long-term debt	7,336,121	7,389,365
Accounts Receivable Facility
Long-term debt
Long-term debt		93,725
Other long-term debt
Long-term debt
Long-term debt	€ 137,568	€ 157,094